Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (8,735)	$ (103,860)	$ (43,827)
Non-deductible items	(316)	(1,616)	(1,921)
Effect of the changes in the statutory income tax rate in Argentina	0	1,280	(2,237)
Tax losses where no deferred tax asset was recognized	(20)	(706)	(107)
Non-taxable income	15,215	19,994	16,879
Previously unrecognized tax losses now recouped to reduce tax expenses	9,908	38,646	19,419
Effect of IAS 29 and tax adjustment per inflation in Argentina	36,563	(29,526)	(18,195)
Others	4,400	(2,885)	3,231
Income tax benefit / (expense)	57,015	(78,673)	(26,758)
Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	96,000
2024 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	$ 8,832
2023 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment		$ 37,151
2022 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment			$ 16,044